Financial assets at fair value through other comprehensive income (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of expected losses of financial assets at FVOCI
Expected loss of financial assets at FVOCI on January 1, 2018		R$ 121,566
Transferred to Stage 3		(748)
Transferred to Stage 1		748
Assets purchased/Assets settled/Reversal		215,940
Expected loss of financial assets at FVOCI on December 31, 2018		337,506
New assets originated or purchased/Assets settled or paid	R$ (139,044)
Expected loss of financial assets at FVOCI on December 31, 2019	198,462
Stage 1
Reconciliation of expected losses of financial assets at FVOCI
Expected loss of financial assets at FVOCI on January 1, 2018		21,370
Transferred to Stage 3		(748)
Transferred to Stage 1		0
Assets purchased/Assets settled/Reversal		(5,910)
Expected loss of financial assets at FVOCI on December 31, 2018		14,712
New assets originated or purchased/Assets settled or paid	25,128
Expected loss of financial assets at FVOCI on December 31, 2019	39,840
Stage 2
Reconciliation of expected losses of financial assets at FVOCI
Expected loss of financial assets at FVOCI on January 1, 2018		44,482
Transferred to Stage 3		0
Transferred to Stage 1		0
Assets purchased/Assets settled/Reversal		117,579
Expected loss of financial assets at FVOCI on December 31, 2018		162,061
New assets originated or purchased/Assets settled or paid	(149,362)
Expected loss of financial assets at FVOCI on December 31, 2019	12,699
Stage 3
Reconciliation of expected losses of financial assets at FVOCI
Expected loss of financial assets at FVOCI on January 1, 2018		55,714
Transferred to Stage 3		0
Transferred to Stage 1		748
Assets purchased/Assets settled/Reversal		104,271
Expected loss of financial assets at FVOCI on December 31, 2018		R$ 160,733
New assets originated or purchased/Assets settled or paid	(14,810)
Expected loss of financial assets at FVOCI on December 31, 2019	R$ 145,923